Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash flow statement [line items]
Dividends declared per share	$ 0.57	$ 0.42
DRIP percentage	15.00%	11.00%
Retained Earnings [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares	$ 257	$ 189
Dividends Paid in Cash [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares	218	168
Dividends Paid in DRIP [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares	$ 39	$ 21